INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2023
INCOME TAXES
Schedule of Reconcilation of Income Tax Benefit
	2023	2022
Tax benefit at U.S. statutory rate	$(7,222)	$(3,511)
Change in valuation allowance	7,222	3,511

Schedule Of Deferred Tax Assets
	2023	2022
Deferred tax assets:
Net operating loss	7,222	3,511
Valuation allowance	(7,222)	(3,511)